American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
June 30, 2020

Equity Income - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 76.8%
Aerospace and Defense — 0.6%
Raytheon Technologies Corp.	998,505	61,527,878
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	824,818	91,703,265
Banks — 1.4%
Commerce Bancshares, Inc.	530,014	31,519,932
JPMorgan Chase & Co.	178,497	16,789,428
PNC Financial Services Group, Inc. (The)	762,618	80,235,040
Wells Fargo & Co.	798,500	20,441,600
		148,986,000
Capital Markets — 4.8%
Ameriprise Financial, Inc.	598,905	89,859,706
Bank of New York Mellon Corp. (The)	3,998,800	154,553,620
BlackRock, Inc.	198,864	108,199,914
Janus Henderson Group plc	806,921	17,074,448
Northern Trust Corp.	1,299,787	103,125,101
T. Rowe Price Group, Inc.	490,000	60,515,000
		533,327,789
Chemicals — 0.8%
Akzo Nobel NV	952,400	85,206,068
Commercial Services and Supplies — 0.7%
Republic Services, Inc.	884,161	72,545,410
Communications Equipment — 1.9%
Cisco Systems, Inc.	4,395,991	205,029,020
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	164,500	33,980,765
Containers and Packaging — 0.5%
Packaging Corp. of America	597,700	59,650,460
Diversified Telecommunication Services — 3.0%
Verizon Communications, Inc.	6,099,037	336,239,910
Electric Utilities — 2.4%
Duke Energy Corp.	696,000	55,603,440
Evergy, Inc.	2,197,900	130,313,491
Eversource Energy	998,332	83,131,106
		269,048,037
Electrical Equipment — 5.6%
ABB Ltd.	1,999,500	44,943,877
Emerson Electric Co.	5,964,436	369,973,965
Hubbell, Inc.	1,599,258	200,482,983
		615,400,825
Food and Staples Retailing — 3.5%
Koninklijke Ahold Delhaize NV	5,395,042	146,913,985
Walmart, Inc.	1,999,429	239,491,606
		386,405,591
Food Products — 3.1%
Hershey Co. (The)	1,098,400	142,374,608
Nestle SA	1,797,300	198,557,060
		340,931,668

Gas Utilities — 5.5%
Atmos Energy Corp.	2,199,747	219,050,806
ONE Gas, Inc.(1)	2,899,420	223,400,311
Spire, Inc.	2,499,679	164,253,907
		606,705,024
Health Care Equipment and Supplies — 4.6%
Becton Dickinson and Co.	699,526	167,375,586
Medtronic plc	3,698,079	339,113,844
		506,489,430
Health Care Providers and Services — 0.5%
Quest Diagnostics, Inc.	477,758	54,445,302
Health Care Technology — 0.4%
Cerner Corp.	694,200	47,587,410
Household Products — 5.4%
Colgate-Palmolive Co.	1,696,300	124,270,938
Kimberly-Clark Corp.	2,346,580	331,689,083
Procter & Gamble Co. (The)	1,149,638	137,462,216
		593,422,237
Insurance — 4.5%
Aflac, Inc.	1,896,398	68,327,220
Chubb Ltd.	1,554,928	196,884,983
Marsh & McLennan Cos., Inc.	2,189,705	235,108,626
		500,320,829
IT Services — 1.3%
Automatic Data Processing, Inc.	995,092	148,159,248
Machinery — 0.3%
PACCAR, Inc.	399,400	29,895,090
Oil, Gas and Consumable Fuels — 4.3%
Chevron Corp.	1,497,816	133,650,122
Enterprise Products Partners LP	8,998,418	163,501,255
Shell Midstream Partners LP	2,498,136	30,652,129
TOTAL SA	3,996,758	152,234,887
		480,038,393
Personal Products — 1.0%
Unilever NV (New York)	2,099,300	111,337,105
Pharmaceuticals — 8.9%
GlaxoSmithKline plc, ADR	1,596,800	65,133,472
Johnson & Johnson	3,697,172	519,933,299
Pfizer, Inc.	2,998,799	98,060,727
Roche Holding AG	878,200	304,060,547
		987,188,045
Road and Rail — 1.9%
Norfolk Southern Corp.	1,198,341	210,392,729
Semiconductors and Semiconductor Equipment — 5.2%
Applied Materials, Inc.	557,839	33,721,368
Intel Corp.	940,657	56,279,508
Maxim Integrated Products, Inc.	2,876,900	174,368,909
Texas Instruments, Inc.	2,398,486	304,535,767
		568,905,552
Software — 2.7%
Microsoft Corp.	1,479,736	301,141,073
Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.(1)	9,199,479	101,286,264
TOTAL COMMON STOCKS (Cost $7,244,241,031)		8,487,296,417

PREFERRED STOCKS — 8.8%
Banks — 6.1%
Bank of America Corp., 4.30%	83,849,000	74,965,198
Bank of America Corp., 5.875%	103,305,000	105,736,121
Citigroup, Inc., 5.95%	79,950,000	79,447,520
JPMorgan Chase & Co., 4.23%	41,879,000	38,203,652
JPMorgan Chase & Co., 4.60%	89,974,000	80,333,286
JPMorgan Chase & Co., 5.00%	160,963,000	154,955,378
U.S. Bancorp, 5.30%	138,862,000	140,335,686
		673,976,841
Capital Markets — 0.7%
Bank of New York Mellon Corp. (The), 3.73%	28,923,000	27,441,835
Bank of New York Mellon Corp. (The), 4.70%	9,978,000	10,402,065
Charles Schwab Corp. (The), 5.00%	6,753,000	6,657,810
Charles Schwab Corp. (The), 5.375%	34,680,000	37,136,038
		81,637,748
Electric Utilities — 1.0%
Duke Energy Corp., 4.875%	103,962,000	103,984,496
Insurance — 0.1%
Progressive Corp. (The), 5.375%	15,332,000	15,247,827
Multi-Utilities — 0.6%
Dominion Energy, Inc., 4.65%	69,985,000	68,591,052
Oil, Gas and Consumable Fuels — 0.3%
Plains All American Pipeline LP, 6.125%	49,649,000	35,488,141
TOTAL PREFERRED STOCKS (Cost $1,023,788,801)		978,926,105
CONVERTIBLE BONDS — 5.3%
Aerospace and Defense — 0.1%
Goldman Sachs International, (convertible into Raytheon Co.), 2.40%, 8/31/20(2)(3)	99,900	14,555,930
Airlines — 0.4%
Southwest Airlines Co., 1.25%, 5/1/25	35,919,000	43,319,427
Capital Markets — 0.3%
UBS AG, (convertible into Charles Schwab Corp. (The)), 18.30%, 10/20/20(2)(3)	999,000	35,329,635
Construction Materials — 0.8%
Citigroup Global Markets Holdings, Inc., (convertible into Martin Marietta Materials, Inc.), 3.45%, 9/1/20(2)(3)	74,944	15,291,948
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 18.85%, 10/8/20(2)(3)	99,900	20,481,698
Morgan Stanley B.V., (convertible into Martin Marietta Materials, Inc.), 6.81%, 9/14/20(2)(3)	99,900	19,955,524
Morgan Stanley B.V., (convertible into Martin Marietta Materials, Inc.), 17.46%, 11/10/20(2)(3)	99,900	19,053,428
Royal Bank of Canada, (convertible into Martin Marietta Materials, Inc.), 3.65%, 8/21/20(2)(3)	59,900	12,486,155
		87,268,753
Diversified Financial Services — 0.9%
Merrill Lynch International & Co. C.V., (convertible into Berkshire Hathaway, Inc., Class B), 1.85%, 8/21/20(2)(3)	264,000	46,590,720
Wells Fargo Bank N.A., (convertible into Berkshire Hathaway, Inc., Class B), 1.01%, 7/9/20(2)(3)	169,900	30,588,796
Wells Fargo Bank N.A., (convertible into Berkshire Hathaway, Inc., Class B), 1.69%, 7/30/20(2)(3)	149,900	27,022,473
		104,201,989
Electrical Equipment — 0.3%
Credit Suisse AG, (convertible into Emerson Electric Co.), 17.50%, 11/2/20(2)(3)	532,100	30,439,047
Health Care Equipment and Supplies — 0.7%
Envista Holdings Corp., 2.375%, 6/1/25(3)	27,874,000	33,997,826
Morgan Stanley B.V., (convertible into Hologic, Inc.), 0.81%, 7/16/20(2)(3)	229,000	12,583,550
Royal Bank of Canada, (convertible into Hologic, Inc.), 1.55%, 8/4/20(2)(3)	319,900	17,479,336
Royal Bank of Canada, (convertible into Hologic, Inc.), 10.75%, 9/16/20(2)(3)	295,700	13,395,210
		77,455,922

Health Care Technology — 0.5%
Citigroup Global Markets Holdings, Inc., (convertible into Cerner Corp.), 8.50%, 12/18/20(2)(3)	450,400	30,823,124
Merrill Lynch International & Co. C.V., (convertible into Cerner Corp.), 6.70%, 12/3/20(2)(3)	309,800	21,543,492
		52,366,616
Oil, Gas and Consumable Fuels — 0.3%
Pioneer Natural Resources Co., 0.25%, 5/15/25(3)	25,814,000	30,584,088
Semiconductors and Semiconductor Equipment — 1.0%
Microchip Technology, Inc., 1.625%, 2/15/27	77,697,000	114,800,970
TOTAL CONVERTIBLE BONDS (Cost $576,679,739)		590,322,377
EXCHANGE-TRADED FUNDS — 3.9%
iShares Russell 1000 Value ETF (Cost $405,943,798)	3,797,042	427,622,870
CONVERTIBLE PREFERRED STOCKS — 2.7%
Auto Components — 0.2%
Aptiv plc, 5.50%, 6/15/23	199,605	20,515,402
Banks — 0.4%
Bank of America Corp., 7.25%	8,824	11,843,573
Wells Fargo & Co., 7.50%	29,957	38,854,229
		50,697,802
Health Care Equipment and Supplies — 0.8%
Becton Dickinson and Co., 6.00%, 6/1/23	1,599,424	85,089,356
Machinery — 1.3%
Stanley Black & Decker, Inc., 5.00%	124,938	142,305,594
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $274,003,855)		298,608,154
CORPORATE BONDS — 0.2%
Electric Utilities — 0.2%
NextEra Energy Capital Holdings, Inc., VRN, 5.65%, 5/1/79 (Cost $20,019,029)	19,991,000	21,843,913
TEMPORARY CASH INVESTMENTS — 1.5%
Federal Home Loan Bank Discount Notes, 0.00%, 7/1/20(4)	72,500,000	72,500,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $41,015,415), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $40,227,689)		40,227,667
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.375%, 1/15/30 - 11/15/48, valued at $53,437,022), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $52,389,073)		52,389,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	616,539	616,539
TOTAL TEMPORARY CASH INVESTMENTS (Cost $165,733,206)		165,733,206
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $9,710,409,459)		10,970,353,042
OTHER ASSETS AND LIABILITIES — 0.8%		84,634,954
TOTAL NET ASSETS — 100.0%		$11,054,987,996

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	507,680,391	CHF	479,638,665	UBS AG	9/30/20	$82,203
EUR	9,332,073	USD	10,513,234	Credit Suisse AG	9/30/20	(7,762)
USD	412,554,825	EUR	365,552,132	Credit Suisse AG	9/30/20	1,038,826
USD	53,018,998	GBP	42,486,576	JPMorgan Chase Bank N.A.	9/30/20	346,412
						$1,459,679

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(2)Equity-linked debt security. The aggregated value of these securities at the period end was $367,620,066, which represented 3.3% of total net assets.
(3)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $432,201,980, which represented 3.9% of total net assets.
(4)The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Chemicals	—	85,206,068	—
Electrical Equipment	570,456,948	44,943,877	—
Food and Staples Retailing	239,491,606	146,913,985	—
Food Products	142,374,608	198,557,060	—
Oil, Gas and Consumable Fuels	327,803,506	152,234,887	—
Personal Products	—	111,337,105	—
Pharmaceuticals	683,127,498	304,060,547	—
Other Industries	5,480,788,722	—	—
Preferred Stocks	—	978,926,105	—
Convertible Bonds	—	590,322,377	—
Exchange-Traded Funds	427,622,870	—	—
Convertible Preferred Stocks	298,608,154	—	—
Corporate Bonds	—	21,843,913	—
Temporary Cash Investments	616,539	165,116,667	—
	8,170,890,451	2,799,462,591	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,467,441	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	7,762	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2020 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Capitol Federal Financial, Inc.	$106,806	—	—	$(5,520)	$101,286	9,199	—	$782
ONE Gas, Inc.	208,899	$30,363	—	(15,861)	223,401	2,899	—	1,403
	$315,705	$30,363	—	$(21,381)	$324,687	12,098	—	$2,185

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.